Related party transactions	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Related party transactions
35. Related party transactions
List of related parties and relationships –

A)	Entities Controlling the Company (Holding Companies)

•	Volcan Investments Limited (‘Volcan’)

•	Volcan Investments Cyprus Limited
Intermediate Holding Companies

•	Vedanta Resources Limited (VRL)

•	Vedanta Resources Holdings Limited (a)

•	Twin Star Holdings Limited (a)

•	Finsider International Company Limited (a)

•	Westglobe Limited (a)

•	Welter Trading Limited (a)

•	Richter Holdings Limited (a)

•	Vedanta Resources Finance Limited (a)

•	Vedanta Resources Cyprus Limited (a)

•	Vedanta Holdings Mauritius II Limited ( a )

•	Vedanta Holdings Jersey Limited (a)

•	Vedanta Holdings Mauritius Limited (a)

•	Vedanta UK Investments Limited (a)

•	Vedanta Netherlands Investments BV (a)

B)	Fellow subsidiaries (with whom transactions have taken place)

•	Sterlite Technologies Limited

•	Sterlite Power Transmission Limited

•	Sterlite Iron and Steel Company Limited

•	Sterlite Power Grid Ventures Limited

•	Twin Star Technologies Limited

C)	Post Retirement Benefit Plan

•	Balco Employees Provident Fund Trust

•	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust

•	Sesa Group Employees Provident Fund

•	Sesa Mining Corporation Limited Employees Provident Fund Trust

•	Sesa Resources Limited Employees Provident Fund Trust

•	HZL Employee Group Gratuity Trust

•	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund

•	Sesa Resources Limited Employees Gratuity Fund

•	Sesa Mining Corporation Limited Employees Gratuity Fund

•	HZL Superannuation Trust

•	Sesa Group Executives Superannuation scheme Fund

•	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund

•	FACOR Superannuation Trust (b)

•	FACOR Employees Gratuity Scheme (b)

D)	Associates and Joint Ventures (with whom transactions have taken place)

•	RoshSkor Township (Pty) Ltd

•	Goa Maritime Private Limited

•	Gaurav Overseas Private Limited

E)	Other Related Parties (with whom transactions have taken place)
Enterprises over which key management personnel/their relatives have control or significant influence

•	Vedanta Medical Research Foundation

•	Vedanta Foundation

•	Cairn Foundation

•	Sesa Community Development Foundation

•	Janhit Electoral Trust

•	Fujairah Gold Ghana

•	Runaya Refining LLP

•	Minova Runaya Private Limited

•	Fujairah Metals LLC

•	Caitlyn India Private Limited

(a)	These entities are subsidiary companies of VRL and VRL through its subsidiaries holds 69.68% in Vedanta Limited.

(b)	Acquired during the year ended March 31, 2021.
Ultimate controlling party
Vedanta Limited is a majority-owned and controlled subsidiary of Vedanta Resources Limited (‘VRL’). Volcan Investments Limited (‘Volcan’) and its wholly owned subsidiary together hold 100 % of the share capital and 100 % of the voting rights of VRL. Volcan is 100 % beneficially owned and controlled by the Anil Agarwal Discretionary Trust (‘Trust’). Volcan Investments Limited, Volcan Investments Cyprus Limited and other intermediate holding companies (except VRL) do not produce Group financial statements.

A summary of significant related party transactions for the year ended March 31, 2020, March 31, 2021 and March 31, 2022 are noted below:

		For the Year ended March 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)

	Income:

(i)	Sales	8,554	—	22	8,576
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35(c))	423	—	—	423
b)	Outsourcing Service Income	30	—	—	30
c)	Dividend Income	17	—	39	56
	Expenditure and other transactions:
(i)	Purchases of goods/services	581	—	67	648
(ii)	Long Term Incentive Plan (Recovery)	(4)	—	(2)	(6)
(iii)	Management and brand fees expenses	5,257	—	—	5,257
(iv)	Reimbursement of other expenses (net of recovery)	479	—	1	480
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,110	1,110
(vi)	Contribution to Post retirement employee benefit trust	—	—	1,117	1,117
(vii)	Remuneration to relative of Key Management Personnel (“KMP”)	—	—	169	169
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42
	-To KMP	—	—	40	40
	-To relatives of KMP	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	7,267	—	—	7,267
	-To KMP	—	—	0	0
	-To relatives of KMP	—	—	1	1
	Transactions during the year:
(i)	Loans given / (repaid)	0	(3)	—	(3)
(ii)	Financial guarantee given	—	—	2	2
(iii)	Financial guarantee relinquished	—	—	255	255
(iv)	Investment made/(redeemed) (Refer Note 35 (f))	(44,847)	—	—	(44,847)

		For the Year ended March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)

	Income:

(i)	Sales	7,357	—	37	7,394
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35 (b))	6,697	—	—	6,697
b)	Outsourcing Service Income	36	—	—	36
c)	Dividend Income	17	—	—	17
	Expenditure and other transactions:
(i)	Purchases of goods/services	760	—	546	1,306
(ii)	Long Term Incentive Plan (Recovery)	—	—	—	—
(iii)	Management and brand fees expenses (Refer Note 35 (e))	9,855	—	—	9,855
(iv)	Reimbursement of other expenses (net of recovery)	904	—	(1)	903
(v)	Corporate Social Responsibility Expenditure / donation	—	—	629	629
(vi)	Contribution to Post retirement employee benefit trust	—	—	585	585
(vii)	Remuneration to relative of KMP	—	—	127	127
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	35	35
	-To KMP	—	—	15	15
	-To relatives of KMP	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	17,703	—	—	17,703
	-To KMP	—	—	0	0
	-To relatives of KMP	—	—	2	2
(x)	Guarantee Commission Expense. (Refer Note 35 (a))	1,332	—	—	1,332
	Transactions during the year:
(i)	Loans given (Net of repayment of ₹ 11,170 million) ($ 153 million) (Refer Note 35 (b))	71,654	—	—	71,654
(ii)	Financial guarantee given	31,468	—	—	31,468
(iii)	Financial guarantee relinquished	31,458	—	115	31,573

		As at March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Balances as at year end:
(i)	Trade Receivables	466	—	—	466
(ii)	Loans (Refer Note 35 (b), 35(g))	70,663	49	—	70,712
(iii)	Receivable from (Including brand fee prepaid) (Refer Note 35 (a, e, f))	9,271	10	23	9,304
(iv)	Trade Payables	973	—	215	1,188
(v)	Payable to (Including brand fee payable) (Refer N ote 35(e))	2,078	—	866	2,943
(vi)	Guarantees outstanding given	10	—	47	57
(vii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150
(viii)	Remuneration, Commission and consultancy fees payable to KMP and their relatives	—	—	61	61

		For the Year ended March 31, 2022
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Income:
(i)	Sales	13,947	—	590	14,537	192
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35 (b))	7,210	—	—	7,210	95
b)	Outsourcing Service Income	36	—	—	36	0
c)	Dividend income	15	—	—	15	0
d)	Miscellaneous income	—	—	11	11	0
	Expenditure and other transactions:
(i)	Purchases of goods/services	746	—	1,647	2,393	32
(ii)	Long Term Incentive Plan (Recovery)	—	—	—	—	—
(iii)	Management and brand fees expenses (Refer Note 35 (e))	16,168	—	—	16,168	213
(iv)	Reimbursement of other expenses (net of recovery)	133	—	1	134	2
(v)	Corporate Social Responsibility Expenditure / donation	—	—	451	451	6
(vi)	Contribution to post retirement employee benefit trust	—	—	1,135	1,135	15
(vii)	Remuneration to relative of KMP	—	—	228	228	3
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	44	44	1
	-To KMP	—	—	16	16	0
	-To relatives of KMP	—	—	3	3	0
(ix)	Dividend paid.
	-To Holding companies	113,460	—	—	113,460	1,495
	-To KMP	—	—	1	1	0
	-To relatives of KMP	—	—	9	9	0
(x)	Interest and guarantee commission expense. (Refer Note 35 (a))	1,470	—	—	1,470	19
	Transactions during the year:
(i)	Loans given / (repayment thereof) (Refer Note 35 (b))	(16,227)	—	—	(16,227)	(214)
(ii)	Financial guarantee relinquished	10	—	43	53	1
(iii)	Investment purchased/(redeemed) during the year	—	1	—	1	0
(iv)	Loan taken / (repayment thereof)	(3)	—	—	(3)	(0)

		As at March 31, 2022
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Balances as at year end:
(i)	Trade Receivables	128	—	47	175	2
(ii)	Loans (Refer Note 35 (b), 35(g))	54,571	52	—	54,623	720
(iii)	Receivable from (Including brand fee prepaid) (Refer Note 35 (a, e, f))	2,943	99	23	3,065	40
(iv)	Trade Payables	670	—	307	977	13
(v)	Payable to (Including brand fee payable) (Refer N ote 35(e))	1,678	—	381	2,059	27
(vi)	Guarantees outstanding given	—	—	4	4	0
(vii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150	15
(viii)	Sitting fee, Remuneration, Commission and consultancy fees payable to KMP and their relatives-	—	—	81	81	1
Remuneration of key management personnel
The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24
(Related party disclosures)
.

	Year ended March 31,
	2020		2021	2022	2022
	( ₹ in million)		( ₹ in million)	( ₹ in million)	(US dollars in million)
Short term employee benefits	396	*	277	340	5
Post-employment benefits**	79		10	10	0
Share based payments	12		2	10	0

Total	487		289	360	5

*
This includes reimbursement to the parent company for remuneration paid to the then CEO and Whole Time Director of the Company aggregating to
₹
 115 million
($
 2 million) for the year ended March 31, 2020.

**	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.
a)
Vedanta Resources Limited (“VRL”), as a parent company, has provided financial and performance guarantee to the Government of India for erstwhile Cairn India group’s (“Cairn”) obligations under the Production Sharing Contract (‘PSC’) provided for onshore block
RJ-ON-90/1,
for making available financial resources equivalent to Cairn’s share for its obligations under the PSC, personnel and technical services in accordance with industry practices and any other resources in case Cairn is unable to fulfil its obligations under the PSC.
During the year ended March 31, 2021, the Board of Directors of the Company approved a consideration to be paid for this guarantee at an annual charge of 1.2% of net exploration and development spend, subject to a minimum annual fee of
₹
 379 million ($ 5 million), applicable from April 2020 onwards to be paid in ratio of participating interests held equally by the Company and its step-down subsidiary,
CEHL.
Similarly, VRL has also provided financial and performance guarantee to the Government of India for the Company’s obligations under the Revenue Sharing Contract (‘RSC’) in respect of 51 Blocks awarded under the Open Acreage Licensing Policy (“OALP”) by the Government of India. During the year ended March 31, 2021, the Board of Directors of the Company approved a consideration to be paid for this guarantee consisting of one-time
charge of
₹
 1,897 million ($ 25 million), i.e., 2.5% of the total estimated cost of initial exploration phase of approximately

₹
 75,870 million ($ 1 billion) and an annual charge of 1% of spend, subject to a minimum fee of
₹
 759 million ($ 10 million) and maximum fee of
₹
 1,517 million ($ 20 million) per annum.
Accordingly, the Group has recorded a guarantee commission expense of
₹
 Nil,
₹
 1,332 million and
₹
 1,470 million ($ 19 million) for the year ended March 31, 2020, March 31, 2021 and March 31, 2022 respectively and
₹
 1,610 million and
₹
 1,260 million ($ 17 million) is outstanding as a
pre-payment
at March 31, 2021 and March 31, 2022 respectively.

b)
During the year ended March 31, 2021, as part of its cash management activities, the Company through its overseas subsidiaries extended certain loans and guarantee facilities, for a period up to 12 months, to Vedanta Resources Limited (“VRL”) and its subsidiaries (collectively “the VRL group”). Further, certain terms of the facilities were modified which resulted in substantial modification of the instruments. The guarantee was also extinguished.
Thereafter, in March 2021, since the credit default swap rates had stabilized, the Group revised the interest rate to 9.6% using a level 2 valuation approach by applying the prevailing US Dollar treasury rates and the company specific credit default swaps. The Group also benchmarked the said rate to the coupon rate on bonds issued to non-related
third parties by the VRL group during the same period. As per the accounting requirements of IFRS 9 with respect to modification of loans, the net excess of loan amount over the present value of the modified contractual cash flows discounted at the original effective interest rate aggregating to
₹
 5,361 million ($ 73 million) is reflected in the statements of changes in equity and cash flow as a transaction with the shareholder.
During the year ended March 31, 2022, the VRL group has repaid
₹
 16,227 million ($ 214 million) of the aforesaid loans along with interest thereon. Furthermore during the period, the overseas subsidiaries of the Company, entered into a novation agreements with Twin Star Holdings Limited (“TSH”) to novate
₹
 22,761 million ($ 300 million) due for repayment in June 2022 to another subsidiary of VRL which is guaranteed by VRL, at a higher interest rate of 10.1% mainly reflecting the impact of novation. The transaction did not have any material impact on the financial results for the current period.
As of March 31, 2021 and March 31, 2022, loans having contractual value of
₹
 70,653 million and
₹
 56,827 million ($ 749 million) were outstanding
,
respectively.
c)
Cairn India Holdings Limited held bonds issued by Vedanta Resources Limited, the carrying value of which at April
1,
2020 was
₹
 2,110 million
($

31
million), which have maturities ranging from
June 2021
to
May 2023
at coupon ranging from
7.13
% to
8.25
% p.a. During the previous year, investments have been disposed off in open market for a consideration of
₹

2,117
 million ($
29
 million).
d)
Bank guarantee given by Vedanta Limited on behalf of Volcan Investments Limited in favour of Income Tax department, India as collateral in respect of certain tax disputes of Volcan Investments Limited.
e)
In 2017, the Group had executed a three-year brand license agreement (“the Agreement”) with Vedanta Resources Ltd (‘VRL’) for the use of brand ‘Vedanta’ which envisaged payment of brand fee to VRL at 0.75% of turnover of the Company. Later, certain subsidiaries of the Company executed similar agreements with VRL to pay brand fee ranging between 0.75%—1.50 % of their respective turnover. During the previous year, the Agreement with the Company and some of its subsidiaries was renewed and certain additional services were also agreed to be provided by VRL. Based on updated benchmarking analysis conducted by independent experts, the brand and strategic service fee was re-negotiated
at 2% of the turnover, while for the remaining subsidiaries the previous rates remain unchanged. Accordingly, the Group has recorded an expense of
₹
 3,130 million,
₹
 9,390 million and
₹
 15,530 ($ 205
million) for the years ended March 31, 2020, March 31, 2021 and March 31, 2022, respectively. During the current year, the agreement was renewed to extend for further period of fifteen years. The Group pays such fee in advance, at the start of the year based on estimated annual turnover.
f)
During the financial year ended March 31, 2019, as part of its cash management activities, CIHL purchased an economic interest in a structured investment for the equity shares of Anglo American Plc (“AA Plc”), a company listed on the London Stock Exchange, from Volcan for a total consideration of
₹
 38,124 million (GBP 428 million, USD 541 million) determined based on an independent third-party valuation. In July 2019, the transaction was unwound and the investments were redeemed for a total consideration of
₹
 44,847 million (GBP 519 million, USD 639 million), representing the actual price Volcan realised from selling the shares of AA Plc. CIHL was informed that the said realization was net of applicable transaction costs of
₹
 926 million (GBP 10 million, USD 12 million), which in January 2021, CIHL agreed to bear. Accordingly, this amount has been recorded in the consolidated statements of profit or loss in the previous year.
g)
Loan balances outstanding from Sterlite Iron and Steel Company Limited of
₹

49

million and
₹

49

million and Twin Star Holding Limited
of
₹

748
 million and
₹
 730 million as at March 31, 2020 and March 31, 2021
,
respectively, including accrued interest of
₹

200
 million has been provided for during the year ended March 31, 2021.
h)
During March 2022, the Company and its subsidiary BALCO have executed Power Delivery Agreement (‘PDA’) with Serentica Renewables India 3 Private Limited (“Serentica 3”) and Serentica Renewables India 1 Private Limited (‘Serentica 1’), which are fellow subsidiaries created by Volcan Investments Limited for building renewable energy power projects (“the Projects”) of approximately 180 MW and 200 MW respectively, on a group captive basis. Under the terms of the PDA, the Company and BALCO are expected to infuse equity of approximately
₹
 2,300 million
($
 30 million) and
₹
2,500 million ($ 33
million) for 26% stake in Serentica 3 and Serentica 1, respectively, for procuring renewable power over twenty five years from date of commissioning of the
Projects. Subsequent to balance sheet date
₹
 1,440 million ($ 19 million) has been paid. No significant project-related activities have been carried out subsequent to signing of the PDA.